PROPERTY, PLANT AND EQUIPMENT - Changes in Carrying Amount of Right-of-use Assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Quantitative Information About Right-of-use Assets [Roll Forward]
Right-of-use assets	€ 57,765	€ 64,309
Additions	24,986	12,760
Disposals	(2,327)
Depreciation	(20,159)	(17,067)
Translation differences and other movements	(523)	(2,237)
Right-of-use assets	59,742	57,765
Industrial buildings
Disclosure Of Quantitative Information About Right-of-use Assets [Roll Forward]
Right-of-use assets	15,834	17,235
Additions	16,214	3,532
Disposals	0
Depreciation	(6,564)	(4,664)
Translation differences and other movements	90	(269)
Right-of-use assets	25,574	15,834
Plant, machinery and equipment
Disclosure Of Quantitative Information About Right-of-use Assets [Roll Forward]
Right-of-use assets	7,612	10,011
Additions	2,578	2,800
Disposals	(24)
Depreciation	(5,159)	(5,023)
Translation differences and other movements	34	(176)
Right-of-use assets	5,041	7,612
Other assets
Disclosure Of Quantitative Information About Right-of-use Assets [Roll Forward]
Right-of-use assets	34,319	37,063
Additions	6,194	6,428
Disposals	(2,303)
Depreciation	(8,436)	(7,380)
Translation differences and other movements	(647)	(1,792)
Right-of-use assets	€ 29,127	€ 34,319